Schedule of Investments (unaudited) April 30, 2019	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.8%
AGL Energy Ltd.	572,022	$8,950,193
Alumina Ltd.	2,099,558	3,310,214
AMP Ltd.	2,544,484	4,065,423
Aurizon Holdings Ltd.	1,682,747	5,637,752
AusNet Services	1,659,456	2,073,215
Australia & New Zealand Banking Group Ltd.	2,526,252	48,364,396
Bank of Queensland Ltd.	345,446	2,253,928
Bendigo & Adelaide Bank Ltd.	419,393	3,040,455
BHP Group Ltd.	906,892	23,873,020
BHP Group PLC	1,854,023	43,733,148
Boral Ltd.	1,035,349	3,534,343
Commonwealth Bank of Australia	1,559,547	81,799,662
Dexus	898,876	7,908,425
Fortescue Metals Group Ltd.	1,375,925	6,924,382
GPT Group (The)	1,624,097	6,550,083
Harvey Norman Holdings Ltd.	529,642	1,554,528
Insurance Australia Group Ltd.	1,323,291	7,339,421
Mirvac Group	3,203,911	6,381,857
National Australia Bank Ltd.	2,410,891	43,016,566
Orica Ltd.	164,832	2,157,917
Rio Tinto Ltd.	329,752	22,134,994
Scentre Group	4,697,165	12,629,303
South32 Ltd.	4,493,236	10,562,966
Stockland	2,107,462	5,592,182
Suncorp Group Ltd.	1,130,351	10,557,582
Telstra Corp. Ltd.	3,703,315	8,810,236
TPG Telecom Ltd.	124,096	588,705
Vicinity Centres	2,876,811	5,143,103
Wesfarmers Ltd.	498,201	12,627,225
Westpac Banking Corp.	3,024,475	58,562,659
Woolworths Group Ltd.	402,099	9,014,105
WorleyParsons Ltd.	289,984	2,922,788

		471,614,776

Austria — 0.3%
Erste Group Bank AG	132,627	5,306,275
OMV AG	131,216	7,021,821
Raiffeisen Bank International AG	129,567	3,451,542
voestalpine AG	103,020	3,305,465

		19,085,103

Belgium — 0.6%
Ageas	163,720	8,623,612
Colruyt SA	16,289	1,173,072
Groupe Bruxelles Lambert SA	69,868	6,672,820
KBC Group NV	220,635	16,324,486
Proximus SADP	140,507	3,928,784

		36,722,774

Denmark — 0.5%
AP Moller — Maersk A/S, Class A	2,905	3,536,594
AP Moller — Maersk A/S, Class B, NVS(a)	6,201	8,072,335
Danske Bank A/S	631,714	11,194,500
Orsted A/S(b)	82,343	6,299,039
Tryg A/S	72,107	2,201,641

		31,304,109

Finland — 1.4%
Elisa OYJ	60,608	2,569,543
Fortum OYJ	198,197	4,184,731
Nokia OYJ	4,960,400	26,011,137

Security	Shares	Value

Finland (continued)
Nokian Renkaat OYJ	101,223	$3,382,801
Nordea Bank Abp	2,680,529	21,076,445
Orion OYJ, Class B	59,379	1,971,760
Sampo OYJ, Class A	394,109	18,002,803
Stora Enso OYJ, Class R	477,792	5,924,884

		83,124,104

France — 10.3%
Amundi SA(b)	53,154	3,815,440
AXA SA	1,708,532	45,465,805
BNP Paribas SA	990,807	52,688,384
Bollore SA	491,701	2,334,246
Bouygues SA	191,240	7,188,386
Carrefour SA	517,911	10,081,950
Casino Guichard Perrachon SA(a)	49,358	2,019,017
Cie. de Saint-Gobain	434,605	17,748,542
Cie. Generale des Etablissements Michelin SCA	149,411	19,281,291
CNP Assurances	145,106	3,421,533
Covivio	39,865	4,311,304
Credit Agricole SA	1,001,431	13,725,781
Electricite de France SA	525,708	7,564,831
Engie SA	1,610,472	23,833,135
Eurazeo SE	40,951	3,210,272
Eutelsat Communications SA	153,528	2,768,428
Faurecia SA	23,046	1,169,477
Gecina SA	40,131	5,986,150
ICADE	29,493	2,518,625
Klepierre SA	179,031	6,354,273
Natixis SA	811,509	4,772,839
Orange SA	1,750,821	27,401,370
Peugeot SA	186,743	4,888,851
Renault SA	168,983	11,518,052
Rexel SA	161,723	2,171,292
Sanofi	992,066	86,154,074
Schneider Electric SE	239,747	20,274,940
SES SA	321,037	5,457,959
Societe BIC SA	21,944	1,889,945
Societe Generale SA	673,297	21,293,805
Suez	323,909	4,546,638
TOTAL SA	2,128,609	118,191,249
Unibail-Rodamco-Westfield	112,784	19,370,355
Unibail-Rodamco-Westfield, New	9,776	1,679,002
Valeo SA	134,261	4,870,597
Veolia Environnement SA	234,795	5,541,621
Vinci SA	446,724	45,067,959
Wendel SA	11,232	1,553,323

		622,130,741

Germany — 8.0%
1&1 Drillisch AG(a)	23,366	870,432
Allianz SE, Registered	374,059	90,045,908
BASF SE	808,300	65,665,956
Bayer AG, Registered	821,568	54,636,221
Bayerische Motoren Werke AG	294,701	25,067,613
Continental AG	96,224	15,891,051
Covestro AG(b)	168,060	9,181,816
Daimler AG, Registered	803,667	52,545,092
Deutsche Bank AG, Registered(a)	1,733,021	14,312,054
Deutsche Lufthansa AG, Registered	208,901	5,038,165
Deutsche Telekom AG, Registered	2,940,285	49,144,301
Evonik Industries AG	145,166	4,320,983

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Hannover Rueck SE	52,172	$7,858,259
HeidelbergCement AG	85,223	6,876,681
Innogy SE(c)	116,958	5,072,599
Innogy SE, New(b)	4,335	201,082
KION Group AG	62,293	4,261,312
METRO AG	164,383	2,781,784
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	66,335	16,578,193
ProSiebenSat.1 Media SE	208,943	3,286,471
RTL Group SA	34,280	1,924,723
RWE AG	451,977	11,533,708
Telefonica Deutschland Holding AG	647,725	2,102,223
TUI AG	207,797	2,312,898
Uniper SE	176,212	5,333,959
Volkswagen AG(a)	28,387	5,071,044
Vonovia SE	432,740	21,566,703

		483,481,231

Hong Kong — 4.0%
Bank of East Asia Ltd. (The)	1,112,800	3,510,567
BeiGene Ltd., ADR(a)(c)	9,434	1,171,986
BOC Hong Kong Holdings Ltd.	3,346,500	14,972,105
CK Asset Holdings Ltd.	2,245,500	18,031,777
CK Hutchison Holdings Ltd.	2,341,000	24,587,452
CK Infrastructure Holdings Ltd.	560,500	4,550,928
CLP Holdings Ltd.	1,456,500	16,513,584
Hang Lung Group Ltd.	803,000	2,389,942
Hang Lung Properties Ltd.	1,667,088	3,918,360
Hang Seng Bank Ltd.	661,300	17,364,035
Henderson Land Development Co. Ltd.	1,212,540	7,464,971
HK Electric Investments & HK Electric Investments Ltd.	2,119,000	2,074,326
HKT Trust & HKT Ltd.	3,205,000	4,967,599
Hongkong Land Holdings Ltd.	1,031,500	7,189,555
Hysan Development Co. Ltd.	606,000	3,390,955
Jardine Matheson Holdings Ltd.	189,400	12,462,520
Jardine Strategic Holdings Ltd.	206,300	7,802,266
Kerry Properties Ltd.	546,500	2,333,565
New World Development Co. Ltd.	5,540,000	9,165,779
NWS Holdings Ltd.	1,088,000	2,260,484
PCCW Ltd.	3,703,000	2,232,543
Power Assets Holdings Ltd.	1,212,000	8,450,353
Sands China Ltd.	2,099,600	11,534,499
Sino Land Co. Ltd.	2,766,000	4,865,373
SJM Holdings Ltd.	1,297,000	1,565,579
Sun Hung Kai Properties Ltd.	1,378,500	23,790,871
WH Group Ltd.(b)	3,838,000	4,549,596
Wharf Holdings Ltd. (The)	1,106,419	3,180,175
Wharf Real Estate Investment Co. Ltd.	1,106,419	8,475,767
Wheelock & Co. Ltd.	467,000	3,324,489
Yue Yuen Industrial Holdings Ltd.	706,000	2,281,222

		240,373,223

Ireland — 0.2%
AIB Group PLC	716,940	3,324,780
Bank of Ireland Group PLC	805,183	5,134,480
Irish Bank Resolution Corp. Ltd.(c)(d)	246,432	3
Paddy Power Betfair PLC	69,662	5,830,285

		14,289,548

Israel — 0.5%
Bank Hapoalim BM	935,999	6,875,083
Bank Leumi Le-Israel BM	1,308,308	8,941,255

Security	Shares	Value

Israel (continued)
Teva Pharmaceutical Industries Ltd., ADR(c)	850,658	$12,947,015

		28,763,353

Italy — 3.5%
Assicurazioni Generali SpA	1,022,728	19,828,773
Atlantia SpA	435,181	11,861,049
Enel SpA	7,136,429	45,099,594
Eni SpA	2,241,413	38,226,898
Intesa Sanpaolo SpA	13,095,833	34,298,998
Mediobanca Banca di Credito Finanziario SpA	549,283	5,817,248
Poste Italiane SpA(b)	467,553	4,983,116
Snam SpA	2,027,819	10,310,686
Telecom Italia SpA/Milano(a)(c)	10,147,299	5,670,121
Tenaris SA	208,485	2,892,578
Terna Rete Elettrica Nazionale SpA	1,293,833	7,740,097
UniCredit SpA	1,771,947	24,485,185

		211,214,343

Japan — 23.5%
Aeon Co. Ltd.	180,000	3,320,404
AEON Financial Service Co. Ltd.	112,100	2,313,965
AGC Inc./Japan	160,500	5,454,478
Aisin Seiki Co. Ltd.	139,000	5,372,795
Alfresa Holdings Corp.	50,500	1,403,345
Amada Holdings Co. Ltd.	286,800	3,182,804
Aozora Bank Ltd.	109,300	2,658,529
Asics Corp.	58,400	715,744
Bandai Namco Holdings Inc.	60,600	2,883,771
Bank of Kyoto Ltd. (The)	46,800	2,016,970
Benesse Holdings Inc.	60,400	1,662,186
Bridgestone Corp.	544,700	21,548,356
Brother Industries Ltd.	180,000	3,528,081
Canon Inc.	868,200	24,079,639
Central Japan Railway Co.	124,100	26,625,091
Chiba Bank Ltd. (The)	522,300	2,724,636
Chubu Electric Power Co. Inc.	288,900	4,191,806
Chugoku Electric Power Co. Inc. (The)	241,300	2,875,018
Concordia Financial Group Ltd.	965,400	3,744,582
Credit Saison Co. Ltd.	144,400	1,835,873
Dai Nippon Printing Co. Ltd.	212,900	5,033,138
Daicel Corp.	233,200	2,600,533
Dai-ichi Life Holdings Inc.	944,400	13,524,741
Daiichi Sankyo Co. Ltd.	253,500	12,475,273
Daiwa House Industry Co. Ltd.	501,300	14,002,642
Daiwa House REIT Investment Corp.	1,635	3,750,774
Daiwa Securities Group Inc.	1,407,000	6,507,257
DeNA Co. Ltd.	90,600	1,411,367
Denso Corp.	378,400	16,488,217
Dentsu Inc.	94,900	3,864,166
Electric Power Development Co. Ltd.	138,320	3,204,180
FANUC Corp.	169,500	31,617,172
Fuji Electric Co. Ltd.	104,500	3,682,716
Fukuoka Financial Group Inc.	151,700	3,508,680
Hankyu Hanshin Holdings Inc.	112,100	4,177,015
Hirose Electric Co. Ltd.	30,390	3,509,005
Hisamitsu Pharmaceutical Co. Inc.	17,300	731,609
Hitachi Chemical Co. Ltd.	58,800	1,557,441
Hitachi Ltd.	870,900	28,846,241
Hitachi Metals Ltd.	179,000	2,058,801
Honda Motor Co. Ltd.	1,433,700	39,918,327
Idemitsu Kosan Co. Ltd.	189,383	6,129,973

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
IHI Corp.	40,200	$951,806
Iida Group Holdings Co. Ltd.	112,500	1,897,980
Inpex Corp.	897,700	8,713,030
Isetan Mitsukoshi Holdings Ltd.	147,300	1,400,590
Isuzu Motors Ltd.	311,600	4,463,819
ITOCHU Corp.	1,176,300	21,123,232
J Front Retailing Co. Ltd.	203,600	2,477,019
Japan Airlines Co. Ltd.	109,300	3,659,526
Japan Post Bank Co. Ltd.	341,300	3,747,788
Japan Post Holdings Co. Ltd.	1,385,100	15,458,400
Japan Prime Realty Investment Corp.	803	3,208,395
Japan Real Estate Investment Corp.	1,212	6,714,290
Japan Retail Fund Investment Corp.	2,239	4,281,993
Japan Tobacco Inc.	966,800	22,361,183
JFE Holdings Inc.	427,400	7,310,411
JSR Corp.	167,300	2,535,600
JTEKT Corp.	180,000	2,309,495
JXTG Holdings Inc.	2,813,150	13,657,196
Kajima Corp.	393,700	5,814,918
Kamigumi Co. Ltd.	91,000	2,166,842
Kansai Electric Power Co. Inc. (The)	612,900	7,404,327
Kawasaki Heavy Industries Ltd.	90,700	2,105,950
KDDI Corp.	1,561,200	35,611,480
Kintetsu Group Holdings Co. Ltd.	60,600	2,685,172
Kobe Steel Ltd.	274,500	2,092,485
Konica Minolta Inc.	398,900	3,989,895
Kubota Corp.	322,700	4,876,356
Kuraray Co. Ltd.	275,900	3,683,621
Kyushu Railway Co.	141,200	4,589,396
LIXIL Group Corp.	228,500	2,968,705
Marubeni Corp.	1,370,000	9,780,355
Marui Group Co. Ltd.	51,900	1,051,747
Maruichi Steel Tube Ltd.	51,300	1,414,061
Mazda Motor Corp.	495,700	5,854,935
Mebuki Financial Group Inc.	778,420	1,977,938
Medipal Holdings Corp.	144,400	3,234,819
Mitsubishi Chemical Holdings Corp.	1,118,400	7,923,946
Mitsubishi Corp.	1,193,400	32,745,503
Mitsubishi Electric Corp.	1,586,300	22,532,225
Mitsubishi Estate Co. Ltd.	368,300	6,201,990
Mitsubishi Gas Chemical Co. Inc.	148,800	2,217,805
Mitsubishi Heavy Industries Ltd.	276,500	11,472,112
Mitsubishi Materials Corp.	90,600	2,346,042
Mitsubishi Motors Corp.	585,600	3,275,679
Mitsubishi Tanabe Pharma Corp.	209,900	2,634,704
Mitsubishi UFJ Financial Group Inc.	10,324,400	50,975,421
Mitsubishi UFJ Lease & Finance Co. Ltd.	367,300	1,859,997
Mitsui & Co. Ltd.	1,453,500	23,412,606
Mitsui Chemicals Inc.	169,000	4,124,283
Mitsui Fudosan Co. Ltd.	508,900	11,729,260
Mitsui OSK Lines Ltd.	94,900	2,402,855
Mizuho Financial Group Inc.	21,491,800	33,479,931
MS&AD Insurance Group Holdings Inc.	269,608	8,322,445
Nagoya Railroad Co. Ltd.	51,400	1,389,127
NEC Corp.	233,000	7,834,658
NGK Insulators Ltd.	148,200	2,187,572
NH Foods Ltd.	87,900	3,527,838
Nippon Building Fund Inc.	1,212	7,802,505
Nippon Electric Glass Co. Ltd.	91,600	2,508,462
Nippon Prologis REIT Inc.	1,444	3,098,685

Security	Shares	Value

Japan (continued)
Nippon Steel Corp.	707,900	$12,588,067
Nippon Telegraph & Telephone Corp.	566,800	23,491,347
Nippon Yusen KK	120,200	2,046,233
Nissan Motor Co. Ltd.	2,050,200	16,443,939
Nisshin Seifun Group Inc.	50,730	1,176,982
Nomura Holdings Inc.	2,997,200	11,243,368
Nomura Real Estate Holdings Inc.	109,300	2,311,125
Nomura Real Estate Master Fund Inc.	3,209	4,699,330
NSK Ltd.	320,400	3,308,283
NTT DOCOMO Inc.	1,169,400	25,309,438
Obayashi Corp.	578,200	5,653,511
ORIX Corp.	1,151,600	16,249,063
Osaka Gas Co. Ltd.	320,500	5,913,603
Otsuka Holdings Co. Ltd.	180,800	6,443,055
Resona Holdings Inc.	1,798,800	7,586,050
Ricoh Co. Ltd.	576,100	5,808,847
Rinnai Corp.	5,800	389,531
Sankyo Co. Ltd.	51,300	2,019,758
SBI Holdings Inc./Japan	86,000	1,832,350
Secom Co. Ltd.	60,600	5,080,878
Seiko Epson Corp.	257,600	4,114,661
Sekisui House Ltd.	547,000	8,801,113
Seven Bank Ltd.	257,800	699,040
Shimamura Co. Ltd.	19,200	1,429,118
Shimizu Corp.	294,800	2,511,921
Shinsei Bank Ltd.(c)	141,200	1,954,931
Shizuoka Bank Ltd. (The)	369,900	2,823,030
Sompo Holdings Inc.	99,200	3,706,139
Sony Financial Holdings Inc.	114,900	2,338,750
Subaru Corp.	548,200	13,390,600
Sumitomo Chemical Co. Ltd.	1,282,300	6,355,372
Sumitomo Corp.	974,500	13,907,679
Sumitomo Electric Industries Ltd.	663,900	8,789,410
Sumitomo Heavy Industries Ltd.	90,900	3,203,434
Sumitomo Metal Mining Co. Ltd.	209,900	6,556,607
Sumitomo Mitsui Financial Group Inc.	1,167,500	42,150,550
Sumitomo Mitsui Trust Holdings Inc.	299,605	10,394,377
Sumitomo Rubber Industries Ltd.	144,400	1,772,344
Suzuken Co. Ltd./Aichi Japan	30,960	1,779,071
T&D Holdings Inc.	496,800	5,337,115
Taiheiyo Cement Corp.	109,300	3,503,488
Taisho Pharmaceutical Holdings Co. Ltd.	23,500	2,169,068
Takashimaya Co. Ltd.	125,100	1,402,917
Takeda Pharmaceutical Co. Ltd.	1,306,969	48,253,706
Teijin Ltd.	148,100	2,535,818
THK Co. Ltd.	34,600	902,784
Tobu Railway Co. Ltd.	60,600	1,708,498
Toho Gas Co. Ltd.	37,900	1,558,536
Tohoku Electric Power Co. Inc.	367,200	4,193,745
Tokio Marine Holdings Inc.	565,700	28,453,885
Tokyo Electric Power Co. Holdings Inc.(c)	1,265,000	7,132,840
Tokyo Gas Co. Ltd.	336,800	8,548,899
Tokyu Corp.	156,900	2,552,663
Tokyu Fudosan Holdings Corp.	507,600	2,853,042
Toppan Printing Co. Ltd.	211,400	3,418,464
Toshiba Corp.	578,700	19,225,051
Tosoh Corp.	233,500	3,742,290
TOTO Ltd.	40,300	1,697,033
Toyo Suisan Kaisha Ltd.	54,000	2,053,333
Toyoda Gosei Co. Ltd.	51,300	1,064,000

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toyota Industries Corp.	123,700	$6,997,172
Toyota Motor Corp.	2,011,516	124,709,477
Toyota Tsusho Corp.	181,800	6,006,949
United Urban Investment Corp.	2,457	3,922,376
USS Co. Ltd.	58,400	1,114,778
Yahoo Japan Corp.	1,239,800	3,295,002
Yamada Denki Co. Ltd.	545,100	2,579,283
Yamaguchi Financial Group Inc.	165,500	1,218,496
Yamaha Corp.	38,100	1,967,003
Yamaha Motor Co. Ltd.	265,700	5,458,331
Yokohama Rubber Co. Ltd. (The)	88,700	1,666,883

		1,421,833,577

Malta — 0.0%
BGP Holdings PLC(c)(d)	2,256,851	25

Netherlands — 2.1%
ABN AMRO Group NV, CVA(b)	374,984	8,812,533
Aegon NV	1,577,425	8,230,975
AerCap Holdings NV(a)(c)	109,148	5,418,107
Akzo Nobel NV	127,656	10,829,956
ArcelorMittal	583,509	12,639,330
EXOR NV	93,105	6,193,790
ING Groep NV	3,423,788	43,573,440
Koninklijke Philips NV	293,624	12,492,937
NN Group NV	271,400	11,807,419
Randstad NV	104,915	5,987,087

		125,985,574

New Zealand — 0.2%
Auckland International Airport Ltd.	654,392	3,478,220
Fletcher Building Ltd.	755,396	2,599,472
Meridian Energy Ltd.	1,268,715	3,435,191
Ryman Healthcare Ltd.	62,708	508,113
Spark New Zealand Ltd.	1,596,614	3,907,750

		13,928,746

Norway — 0.7%
DNB ASA	846,817	16,221,478
Equinor ASA	1,031,570	22,957,577
Gjensidige Forsikring ASA	175,905	3,408,255
Norsk Hydro ASA	756,711	3,234,234

		45,821,544

Portugal — 0.2%
EDP — Energias de Portugal SA	2,277,365	8,624,033
Galp Energia SGPS SA	156,796	2,630,549

		11,254,582

Singapore — 1.4%
Ascendas REIT	2,128,600	4,691,302
CapitaLand Commercial Trust	2,368,149	3,375,117
CapitaLand Mall Trust	2,099,000	3,731,693
ComfortDelGro Corp. Ltd.	830,800	1,641,825
DBS Group Holdings Ltd.	535,400	11,111,556
Golden Agri-Resources Ltd.(a)	6,319,700	1,346,395
Keppel Corp. Ltd.	1,306,700	6,498,941
Oversea-Chinese Banking Corp. Ltd.	1,407,000	12,507,126
Singapore Airlines Ltd.	431,500	3,068,557
Singapore Telecommunications Ltd.	7,198,800	16,764,763
Suntec REIT(a)	1,904,000	2,587,717
United Overseas Bank Ltd.	611,200	12,496,103
UOL Group Ltd.	391,900	2,182,341

Security	Shares	Value

Singapore (continued)
Yangzijiang Shipbuilding Holdings Ltd.	2,124,300	$2,450,155

		84,453,591

Spain — 4.5%
ACS Actividades de Construccion y Servicios SA	231,967	10,640,390
Banco Bilbao Vizcaya Argentaria SA	5,863,475	35,602,760
Banco de Sabadell SA	4,922,696	5,715,475
Banco Santander SA	14,322,818	72,416,750
Bankia SA	1,090,184	3,011,663
CaixaBank SA	2,042,118	6,497,343
Enagas SA	159,374	4,536,708
Endesa SA	285,628	7,109,498
Iberdrola SA	5,462,186	49,571,704
Mapfre SA	1,000,602	2,999,679
Naturgy Energy Group SA	309,061	8,769,958
Red Electrica Corp. SA	381,277	7,898,592
Repsol SA	1,236,752	20,970,614
Siemens Gamesa Renewable Energy SA	146,613	2,627,305
Telefonica SA	4,133,830	34,430,863

		272,799,302

Sweden — 1.7%
Hennes & Mauritz AB, Class B	772,761	13,459,183
ICA Gruppen AB	71,043	2,566,928
Industrivarden AB, Class C	146,128	3,283,223
Investor AB, Class B	395,347	18,825,850
Millicom International Cellular SA, SDR(c)	38,135	2,228,299
Skandinaviska Enskilda Banken AB, Class A	1,440,479	13,730,825
Skanska AB, Class B	316,173	5,497,475
Svenska Handelsbanken AB, Class A	1,342,653	14,638,573
Swedbank AB, Class A	800,784	12,976,057
Tele2 AB, Class B	210,296	2,802,678
Telia Co. AB	2,471,536	10,513,413

		100,522,504

Switzerland — 4.7%
Adecco Group AG, Registered	137,004	7,867,982
Alcon Inc.(c)	190,449	10,967,171
Baloise Holding AG, Registered	42,470	7,276,999
Credit Suisse Group AG, Registered	801,127	10,692,176
LafargeHolcim Ltd., Registered	427,231	21,961,099
Novartis AG, Registered	954,672	77,957,073
Pargesa Holding SA, Bearer	31,966	2,515,872
Swatch Group AG (The), Registered	48,768	2,861,949
Swiss Life Holding AG, Registered	29,870	14,043,883
Swiss Prime Site AG, Registered	68,593	5,506,288
Swiss Re AG	269,615	25,945,483
Swisscom AG, Registered	22,908	10,671,666
UBS Group AG, Registered	3,408,886	45,713,864
Zurich Insurance Group AG	133,474	42,557,117

		286,538,622

United Kingdom — 22.1%
3i Group PLC	841,128	11,738,424
Admiral Group PLC	177,720	5,106,331
Anglo American PLC	925,746	23,912,503
Antofagasta PLC	329,756	3,903,369
AstraZeneca PLC	388,608	29,008,423
Aviva PLC	3,412,999	19,109,986
Babcock International Group PLC	226,107	1,547,513
BAE Systems PLC	2,813,741	18,120,581
Barclays PLC	15,025,491	32,179,138
Barratt Developments PLC	881,581	6,916,326

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
BP PLC	11,479,119	$83,652,978
British American Tobacco PLC	2,019,718	78,726,866
British Land Co. PLC (The)	826,799	6,402,468
BT Group PLC	7,412,544	22,133,934
Centrica PLC	4,965,509	6,877,867
Coca-Cola European Partners PLC(c)	66,661	3,572,363
Direct Line Insurance Group PLC	1,203,364	5,167,514
easyJet PLC	66,099	1,002,588
GlaxoSmithKline PLC	4,365,698	89,547,584
Glencore PLC	9,930,888	39,402,378
Hammerson PLC	708,051	2,971,300
HSBC Holdings PLC	17,636,651	153,379,776
Imperial Brands PLC	836,925	26,578,157
Informa PLC	1,109,303	11,265,454
Investec PLC	585,693	3,703,163
ITV PLC	3,207,314	5,713,631
J Sainsbury PLC	1,531,526	4,442,377
John Wood Group PLC	591,011	3,625,069
Kingfisher PLC	1,875,444	6,457,041
Land Securities Group PLC	658,195	7,919,857
Legal & General Group PLC	5,215,911	18,916,829
Lloyds Banking Group PLC	62,594,791	51,058,187
Marks & Spencer Group PLC	1,437,739	5,358,648
Meggitt PLC	722,411	5,127,002
Micro Focus International PLC	323,226	8,165,384
National Grid PLC	2,987,860	32,567,131
Next PLC	121,670	9,145,747
Pearson PLC	448,078	4,849,505
Persimmon PLC	278,302	8,112,396
Prudential PLC	2,275,342	51,464,434
Rio Tinto PLC	1,013,420	58,989,128
Royal Bank of Scotland Group PLC	4,221,655	13,186,532
Royal Dutch Shell PLC, Class A	3,966,921	126,701,184
Royal Dutch Shell PLC, Class B	3,298,102	105,962,926
Royal Mail PLC	801,174	2,640,371
Schroders PLC	105,047	4,337,033
Segro PLC	599,591	5,302,760
Severn Trent PLC	209,849	5,569,878
Smiths Group PLC	123,729	2,455,782
SSE PLC	899,265	13,417,281
Standard Chartered PLC	1,220,492	11,137,662
Standard Life Aberdeen PLC	2,187,624	7,953,939
Taylor Wimpey PLC	2,896,933	6,850,729
United Utilities Group PLC	599,463	6,476,989
Vodafone Group PLC	23,542,090	43,580,720
Wm Morrison Supermarkets PLC	1,342,007	3,777,187
WPP PLC	1,117,138	13,928,599

		1,341,118,922

Total Common Stocks — 98.2% (Cost: $6,256,125,460)		5,946,360,294

Security	Shares	Value

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	46,704	$3,444,051
Porsche Automobil Holding SE, Preference Shares, NVS	133,931	9,281,970
Volkswagen AG, Preference Shares, NVS	163,723	28,447,431

		41,173,452

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	5,294,430	2,758,470

Total Preferred Stocks — 0.7% (Cost: $45,628,916)		43,931,922

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(e)(f)(g)	15,307,542	15,313,665
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(e)(f)	1,808,614	1,808,614

		17,122,279

Total Short-Term Investments — 0.3% (Cost: $17,118,003)		17,122,279

Total Investments in Securities — 99.2% (Cost: $6,318,872,379)		6,007,414,495

Other Assets, Less Liabilities — 0.8%		45,708,812

Net Assets — 100.0%		$6,053,123,307

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI EAFE Value ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,526,499	(6,218,957)	15,307,542	$15,313,665	$365,174	(a)	$(108)	$1,580
BlackRock Cash Funds: Treasury, SL Agency Shares	4,481,065	(2,672,451)	1,808,614	1,808,614	56,096		—	—

				$17,122,279	$421,270		$(108)	$1,580

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	552	06/21/19	$21,355	$957,598
FTSE 100 Index	218	06/21/19	20,950	453,355
Nikkei 225 Index	55	06/13/19	5,512	17,172
TOPIX Index	81	06/13/19	11,745	95,453

				$1,523,578

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,946,360,266	$—	$28	$5,946,360,294
Preferred Stocks	43,931,922	—	—	43,931,922
Money Market Funds	17,122,279	—	—	17,122,279

	$6,007,414,467	$—	$28	$6,007,414,495

Derivative financial instruments(a)
Assets
Futures Contracts	$1,523,578	$—	$—	$1,523,578

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

6